Cash and Cash Equivalents And Restricted Cash	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents And Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
NOTE 3: CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents consisted of the following:

	December 31, 2016	December 31, 2015
Cash on hand and at banks	$39,286	$51,831
Short-term deposits	10,006	2,974
Total cash and cash equivalents	$49,292	$54,805
Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes and represent deposits with an original maturity of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. The Company does maintain cash deposits and equivalents in excess of government-provided insurance limits. The Company also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.
In restricted cash there is an amount of $7,366 for 2016 and $6,840 for 2015 held in retention accounts in order to service debt and interest payments, as required by certain of Navios Acquisition's credit facilities.